SUPPLEMENT DATED JANUARY 21, 2003
                                     TO THE
                       PROSPECTUS DATED DECEMBER 30, 2002
                                       FOR
                 PERSPECTIVE FOCUSSM FIXED AND VARIABLE ANNUITY
                            JNLNY SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above:

The following should be added to the list of optional features on the cover page:

     o a GUARANTEED MINIMUM INCOME BENEFIT (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 Contract years, subject to specific conditions);

On page 1 the following should be added to the section entitled "Optional Features:"

     o a Guaranteed Minimum Income Benefit (guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase)

On pages 3 through 10, the FEE TABLE AND EXAMPLES are amended as follows:

On page 3, the following should be added to the section entitled "Owner Transaction Expenses:"

GUARANTEED MINIMUM INCOME BENEFIT CHARGE ("GMIB"): .30% of GMIB Benefit Base(1)

On page 6, the section entitled "Examples" should be deleted and replaced in its entirety with the following:

EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the optional death benefit endorsement, the Guaranteed Minimum Income Benefit and the 2% Contract Enhancement endorsement, assuming a 5% annual return on assets:
               (a) if you do not surrender your Contract or if you begin
                   receiving income payments from your Contract after the first year;
               (b) if you surrender your Contract at the end of each time period.

The examples for the S&P/JNL Funds include the .20% management and administrative fee for the S&P/JNL Funds and does not reflect the fees for the underlying funds which range from .81% to 1.42% for the S&P/JNL Funds.

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
 DIVISION NAME                                                                    YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
AIM/JNL Large Cap Growth Division                                       (a)        39      120       189      368
                                                                        (b)       119      180       189      368
AIM/JNL Small Cap Growth Division                                       (a)        40      121       192      373
                                                                        (b)       120      181       192      373
AIM/JNL Premier Equity II Division                                      (a)        39      118       187      364
                                                                        (b)       119      178       187      364
Alger/JNL Growth Division                                               (a)        39      119       188      366
                                                                        (b)       119      179       188      366
Alliance Capital/JNL Growth Division                                    (a)        37      113       179      348
                                                                        (b)       117      173       179      348
Eagle/JNL Core Equity Division                                          (a)        38      117       184      359
                                                                        (b)       118      177       184      359
Eagle/JNL SmallCap Equity Division                                      (a)        39      118       187      365
                                                                        (b)       119      178       187      365
JPMorgan/JNL Enhanced S&P 500 Stock Index Division                      (a)        37      114       180      350
                                                                        (b)       117      174       180      350
JPMorgan/JNL International Value Division                               (a)        39      118       199      401
                                                                        (b)       119      178       199      401
Janus/JNL Aggressive Growth Division                                    (a)        38      117       184      359
                                                                        (b)       118      177       184      359
Janus/JNL Balanced Division                                             (a)        39      119       188      366
                                                                        (b)       119      179       188      366
Janus/JNL Capital Growth Division                                       (a)        39      118       186      362
                                                                        (b)       119      178       186      362
Janus/JNL Global Equities Division*                                     (a)        39      118       187      365
                                                                        (b)       119      178       187      365
Lazard/JNL Mid Cap Value Division                                       (a)        39      120       190      369
                                                                        (b)       119      180       190      369
Lazard/JNL Small Cap Value Division                                     (a)        40      122       192      375
                                                                        (b)       120      182       192      375
Mellon Capital Management/JNL S&P 500 Index Division                    (a)        34      105       165      321
                                                                        (b)       114      165       165      321
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)        34      105       165      321
                                                                        (b)       114      165       165      321
Mellon Capital Management/JNL Small Cap Index Division                  (a)        34      105       165      321
                                                                        (b)       114      165       165      321
Mellon Capital Management/JNL International Index Division              (a)        35      107       168      326
                                                                        (b)       115      167       168      326
Mellon Capital Management/JNL Bond Index Division                       (a)        34      105       165      321
                                                                        (b)       114      165       165      321
Oppenheimer/JNL Global Growth Division                                  (a)        39      118       187      364
                                                                        (b)       119      178       187      364
Oppenheimer/JNL Growth Division                                         (a)        38      117       184      359
                                                                        (b)       118      177       184      359
PIMCO/JNL Total Return Bond Division                                    (a)        36      111       175      340
                                                                        (b)       116      171       175      340
PPM America/JNL Balanced Division                                       (a)        36      111       175      341
                                                                        (b)       116      171       175      341
PPM America/JNL High Yield Bond Division                                (a)        36      111       175      341
                                                                        (b)       116      171       175      341
PPM America/JNL Money Market Division                                   (a)        35      107       169      329
                                                                        (b)       115      167       169      329
PPM America/JNL Value Division                                          (a)        37      111       188      379
                                                                        (b)       117      171       188      379
Putnam/JNL Equity Division                                              (a)        38      116       182      355
                                                                        (b)       118      176       182      355
Putnam/JNL International Equity Division                                (a)        40      123       194      378
                                                                        (b)       120      183       194      378
Putnam/JNL Midcap Growth Division                                       (a)        39      120       190      370
                                                                        (b)       119      180       190      370
Putnam/JNL Value Equity Division                                        (a)        38      116       183      356
                                                                        (b)       118      176       183      356
Salomon Brothers/JNL Global Bond Division                               (a)        38      115       182      354
                                                                        (b)       118      175       182      354
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)        36      111       174      339
                                                                        (b)       116      171       174      339
S&P/JNL Conservative Growth Division I                                  (a)        30       93       145      281
                                                                        (b)       110      153       145      281
S&P/JNL Moderate Growth Division I                                      (a)        30       93       145      281
                                                                        (b)       110      153       145      281
S&P/JNL Aggressive Growth Division I                                    (a)        30       93       145      281
                                                                        (b)       110      153       145      281
S&P/JNL Very Aggressive Growth Division I                               (a)        30       93       145      281
                                                                        (b)       110      153       145      281
S&P/JNL Equity Growth Division I                                        (a)        30       93       145      281
                                                                        (b)       110      153       145      281
S&P/JNL Equity Aggressive Growth Division I                             (a)        30       93       145      281
                                                                        (b)       110      153       145      281
S&P/JNL Core Index 50 Division                                          (a)        30       93       145      281
                                                                        (b)       110      153       145      281
S&P/JNL Core Index 75 Division                                          (a)        30       93       145      281
                                                                        (b)       110      153       145      281
S&P/JNL Core Index 100 Division                                         (a)        30       93       145      281
                                                                        (b)       110      153       145      281
T. Rowe Price/JNL Established Growth Division                           (a)        38      115       181      353
                                                                        (b)       118      175       181      353
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)        38      117       185      361
                                                                        (b)       118      177       185      361
T. Rowe Price/JNL Value Division                                        (a)        39      120       190      369
                                                                        (b)       119      180       190      369
First Trust/JNL The DowSM Target 10 Division                            (a)        36      111       174      339
                                                                        (b)       116      171       174      339
First Trust/JNL The S&P(R)Target 10 Division                            (a)        36      111       174      339
                                                                        (b)       116      171       174      339
First Trust/JNL Global Target 15 Division                               (a)        37      112       177      344
                                                                        (b)       117      172       177      344
First Trust/JNL Target 25 Division                                      (a)        36      111       174      339
                                                                        (b)       116      171       174      339
First Trust/JNL Target Small-Cap Division                               (a)        36      111       174      339
                                                                        (b)       116      171       174      339
-------------------------------------------------------------------------------- ------- --------- -------- ---------

On page 20, the following should be added to the section entitled "Contract Charges:"

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay .075% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base. This charge is deducted from the contract value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the issue date to the end of the first calendar quarter after the issue date. The GMIB Benefit Base is explained on page 29 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

On page 24, the last paragraph to the section entitled "Maximum Premiums" should be deleted and replaced in its entirety with the following paragraph:

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefit, the GMIB.

On page 28, the following should be added to the section entitled "Income Payments (The Income Phase):"

GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 7 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

     o    you elect it prior to your Contract's issue date;

     o    the annuitant is not older than age 78 on the issue date; and

     o you exercise it on or within 30 calendar days of your 7th, or any subsequent Contract anniversary, but in no event later than the Contract anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

     o    the income date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the Contract anniversary immediately after the annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

     o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

     OPTION 1 - Life Income,

     OPTION 2- Joint and Survivor,

     OPTION 3 - Life Annuity with 120 Monthly Periods Fixed, and

     OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Fixed.

     No other income options will be available.

The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 7 Contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (a) OR (b), WHERE (a) IS:

     o    all premiums you have paid (net of any applicable premium taxes); plus

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  excess   interest   adjustments   to  those
          withdrawals); minus

     o    annual  Contract  maintenance   charges,   transfer  charges  and  any
          applicable Contract charges due (other than the GMIB charge) under any optional endorsement,; and minus

     o    any taxes incurred, or chargeable under the Contract;

AND (b) IS:

     o the greatest contract value on any Contract anniversary prior to the annuitant's 81st birthday; minus

     o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); plus

     o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; minus

     o any annual Contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract anniversary; and minus

     o    any taxes deducted after that Contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract. Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that contract value was reduced on the date of that withdrawal. When (a) is greater than (b), the fact that the GMIB charge is not deducted from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

     o    any  withdrawals   (including  related  charges  and  excess  interest
          adjustments); minus

     o    annual  Contract  maintenance   charges,   transfer  charges  and  any
          applicable charges due under any optional endorsement; and minus

     o    taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

--------------------------------------------------------------------------------
THE OPTIONAL GMIB LETS YOU PLAN YOUR RETIREMENT WITH GREATER CERTAINTY ABOUT THE MINI-MUM AMOUNTS THAT WILL BE AVAILABLE AS FIXED INCOME PAYMENTS ON AN EXERCISE DATE AT LEAST 7 YEARS AFTER THE ISSUE DATE. READ CAREFULLY THE AGE AND TIMING RESTRICTIONS ON ISSUANCE AND EXERCISE OF THE GMIB.
--------------------------------------------------------------------------------


(To be used with NV5526 01/03.)


                                                               NV5680 01/03

--------
1 On a calendar quarter basis, the charge is .075% of the GMIB Benefit Base. This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Accounts on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined on page 5 below.

* The Janus/JNL Global Equities Fund (the "Fund") is not available through a Division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

                        SUPPLEMENT DATED JANUARY 21, 2003
                                     TO THE
              STATEMENT OF ADDITONAL INFORMATION DATED JULY 15, 2002
                                       FOR
                 PERSPECTIVE FOCUSSM FIXED AND VARIABLE ANNUITY
                            JNLNY SEPARATE ACCOUNT I

The following changes apply to the Statement of Additional Information listed above:

The following should be added to page 5 following the standardized average annual returns:

The GMIB charge is not deducted because of the number of variables involved in the calculation that would apply on an individual contract basis. The charge is ..075% each quarter applied to the Benefit Base as defined in the prospectus.





(To be used with NV5661 07/02.)



                                                                    NV5681 01/03